INTANGIBLE ASSETS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	$ 106,252	$ 90,093
Changes
Additions	10,545	22,380
Additions through business combination	5,162	4,323
Disposals	(10)	(67)
Amortization	(15,561)	(13,137)
Increase (Decrease) related to foreign currency translation	(162)	373
Other Increases (Decreases)	(4,136)	2,287
Changes Total	(4,162)	16,159
Closing Balance	102,090	106,252
Computer software [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	39,065	26,545
Changes
Additions	6,084	17,908
Additions through business combination	0	223
Disposals	(10)	(67)
Amortization	(10,112)	(8,008)
Increase (Decrease) related to foreign currency translation	(277)	177
Other Increases (Decreases)	(2,873)	2,287
Changes Total	(7,188)	12,520
Closing Balance	31,877	39,065
Water rights [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	5,966	5,966
Changes
Additions	0	0
Additions through business combination	0	0
Disposals	0	0
Amortization	0	0
Increase (Decrease) related to foreign currency translation	0	0
Other Increases (Decreases)	(282)	0
Changes Total	(282)	0
Closing Balance	5,684	5,966
Customer [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	39,981	41,634
Changes
Additions	0	0
Additions through business combination	0	2,800
Disposals	0	0
Amortization	(5,120)	(4,769)
Increase (Decrease) related to foreign currency translation	231	316
Other Increases (Decreases)	0	0
Changes Total	(4,889)	(1,653)
Closing Balance	35,092	39,981
Other [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	21,240	15,948
Changes
Additions	4,461	4,472
Additions through business combination	5,162	1,300
Disposals	0	0
Amortization	(329)	(360)
Increase (Decrease) related to foreign currency translation	(116)	(120)
Other Increases (Decreases)	(981)	0
Changes Total	8,197	5,292
Closing Balance	$ 29,437	$ 21,240